Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Inventories pledged as security for liabilities	$ 0
Raw materials and consumables recognized as fuel expenses	374,868,794	$ 231,176,489	$ 230,944,415
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Adjustments of impairments of coal and diesel oil inventories	$ 46,572,145	$ 21,574,783